Advisors Capital Small/Mid Cap Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
31,500	Owens Corning	$ 4,331,880	4.24%

Ball & Roller Bearings
16,000	RBC Bearings Incorporated *	6,156,800
33,500	The Timken Company	2,430,425
		8,587,225	8.40%

Glass Containers
103,200	Stevanato Group S.p.A. (Italy)	2,521,176	2.47%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
19,500	Donaldson Company, Inc.	1,352,325	1.32%

Investment Advice
13,900	Evercore Inc. - Class A	3,753,278
38,300	PJT Partners Inc. - Class A	6,319,883
		10,073,161	9.85%

Laboratory Analytical Instruments
218,800	Avantor, Inc. *	2,945,048	2.88%

Miscellaneous Food Preparations & Kindred Products
163,200	Utz Brands, Inc. - Class A	2,048,160	2.00%

Motorcycles, Bicycles & Parts
61,900	Fox Factory Holding Corp. *	1,605,686	1.57%

National Commercial Banks
21,100	Pinnacle Financial Partners, Inc.	2,329,651	2.28%

Real Estate Agents & Managers (For Others)
15,400	FirstService Corp. (Canada)	2,689,148
15,800	Jones Lang LaSalle Incorporated *	4,041,324
		6,730,472	6.58%

Retail - Auto Dealers & Gasoline Stations
9,600	Casey's General Stores, Inc.	4,898,592	4.79%

Retail - Eating Places
14,400	Cava Group, Inc. *	1,212,912	1.19%

Security Brokers, Dealers & Flotation Companies
83,100	Virtu Financial, Inc. - Class A	3,722,049	3.64%

Services - Computer Processing & Data Preparation
117,000	QXO, Inc. *	2,520,180	2.46%

Services - Detective, Guard & Armored Car Services
11,500	Allegion PLC (Ireland)	1,657,380	1.62%

Services - Management Consulting Services
10,800	FTI Consulting, Inc. *	1,744,200	1.71%

Services - Medical Laboratories
135,000	Castle Biosciences, Inc. *	2,756,700	2.70%

Services - Miscellaneous Amusement & Recreation
7,100	Madison Square Garden Sports Corp. - Class A *	1,483,545	1.45%

Services - Prepackaged Software
11,900	AppFolio, Inc. - Class A *	2,740,332
22,800	Guidewire Software, Inc. *	5,368,260
48,300	nCino, Inc. *	1,350,951
46,600	Procore Technologies, Inc. *	3,188,372
		12,647,915	12.36%

State Commercial Banks
73,800	Coastal Financial Corporation *	7,149,006	6.99%

Surgical & Medical Instruments & Apparatus
95,400	AtriCure, Inc. *	3,126,258
27,800	Solventum Corp. *	2,108,352
		5,234,610	5.12%

Television Broadcasting Stations
43,300	Atlanta Braves Holdings, Inc. - Series C *	2,025,141	1.98%

Title Insurance
31,900	First American Financial Corporation	1,958,341	1.92%

Transportation Services
33,300	GXO Logistics, Inc. *	1,621,710	1.59%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
8,600	Watsco, Inc.	3,797,932	3.71%

Wholesale - Miscellaneous Durable Goods
11,600	Pool Corporation	3,381,168	3.31%

Total for Common Stocks (Cost - $79,732,318)		100,336,165	98.13%

MONEY MARKET FUNDS
1,523,423	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	1,523,423	1.49%
Total For Money Market Funds (Cost - $1,523,423)

	Total Investments	101,859,588	99.62%
	(Cost - $81,255,741)

	Other Assets in Excess of Liabilities	387,062	0.38%

	Net Assets	$102,246,650	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2025.